Information by business segment and geographic area (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 38,056	$ 41,784	$ 43,839
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 31,444	34,079	$ 34,916
Iron Solutions [Member] | Single Customer [Member]
IfrsStatementLineItems [Line Items]
Revenue		$ 4,239